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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-08883
                                  ----------------------------------------------


                         The Shepherd Street Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  480 Shepherd Street      Winston-Salem, North Carolina           27103
--------------------------------------------------------------------------------
          (Address of principal executive offices)             (Zip code)

                              John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (336) 768-7230
                                                     ---------------------------

Date of fiscal year end:         September 30, 2005
                          ------------------------------------

Date of reporting period:       June 30, 2005
                          ---------------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

THE SHEPHERD STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

  SHARES                                                              VALUE
----------                                                         -----------
             COMMON STOCKS -- 99.9%
             CONSUMER DISCRETIONARY -- 9.9%
     28,000  IAC/InterActiveCorp (a)                               $   673,400
     13,000  Lowe's Companies, Inc.                                    756,860
      7,000  Mohawk Industries, Inc. (a)                               577,500
     33,000  Time Warner, Inc. (a)                                     551,430
      7,000  Wal-Mart Stores, Inc.                                     337,400
                                                                   -----------
                                                                     2,896,590
                                                                   -----------
             CONSUMER STAPLES -- 10.6%
     18,175  PepsiCo, Inc.                                             980,178
     12,000  Procter & Gamble Company (The)                            633,000
     20,750  SYSCO Corporation                                         750,943
     16,000  Walgreen Company                                          735,840
                                                                   -----------
                                                                     3,099,961
                                                                   -----------
             ENERGY -- 8.1%
     17,000  Devon Energy Corporation                                  861,560
    197,900  Dynamic Oil & Gas, Inc. (a)                               445,275
     73,882  FX Energy, Inc. (a)                                       814,918
      7,000  Remington Oil & Gas Corporation (a)                       249,900
                                                                   -----------
                                                                     2,371,653
                                                                   -----------
             FINANCIALS -- 18.8%
         12  Berkshire Hathaway, Inc. - Class A (a)                  1,002,000
     14,500  Capital One Financial Corporation                       1,160,145
      6,000  Centerstate Banks of Florida, Inc.                        195,780
     20,333  Citigroup, Inc.                                           939,995
      5,000  Deerfield Triarc Capital Corporation (a)                   78,450
    100,000  Hudson City Bancorp, Inc.                               1,141,000
     20,000  Triad Guaranty, Inc. (a)                                1,007,800
                                                                   -----------
                                                                     5,525,170
                                                                   -----------
             HEALTH CARE -- 17.4%
     15,000  Amgen, Inc. (a)                                           906,900
     31,300  Given Imaging Ltd. (a)                                    713,953
     19,000  Johnson & Johnson                                       1,235,000
     28,900  Novogen Ltd. - Sponsored ADR (a)                          522,223
     40,000  Pfizer, Inc.                                            1,103,200
     12,000  UnitedHealth Group, Inc.                                  625,680
                                                                   -----------
                                                                     5,106,956
                                                                   -----------
             INDUSTRIALS -- 8.8%
     13,000  Automatic Data Processing, Inc.                           545,610
     31,000  D. R. Horton, Inc.                                      1,165,910
     25,000  General Electric Company                                  866,250
                                                                   -----------
                                                                     2,577,770
                                                                   -----------

THE SHEPHERD STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

  SHARES                                                              VALUE
----------                                                         -----------
             COMMON STOCKS -- 99.9% (CONTINUED)
             INFORMATION TECHNOLOGY -- 21.1%
     36,666  Activision, Inc. (a)                                  $   605,722
     41,000  Cisco Systems, Inc. (a)                                   783,510
     19,000  Dell, Inc. (a)                                            750,690
    140,000  FalconStor Software, Inc. (a)                             914,200
     41,000  Intel Corporation                                       1,068,460
     14,000  L-3 Communications Holdings, Inc.                       1,072,120
     39,900  Microsoft Corporation                                     991,116
                                                                   -----------
                                                                     6,185,818
                                                                   -----------
             MATERIALS -- 2.1%
     80,500  NovaGold Resources, Inc. (a)                              614,215
                                                                   -----------

             TELECOMMUNICATION SERVICES -- 3.1%
     55,000  Nokia Oyj - ADR                                           915,200
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $25,211,289)                $29,293,333
                                                                   -----------

  SHARES                                                              VALUE
----------                                                         -----------
             MONEY MARKET SECURITIES -- 0.0%
    15,995   First American Treasury Obligation Fund - Class A
              (Cost $15,995)                                       $    15,995
                                                                   -----------

             TOTAL INVESTMENTS AT VALUE -- 99.9%
               (Cost $25,227,284)                                  $29,309,328

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%              23,882
                                                                   -----------

             NET ASSETS -- 100.0%                                  $29,333,210
                                                                   ===========

ADR - American Depositary Receipt
(a) Non-income producing security.

See accompanying notes to Schedule of Investments.

THE SHEPHERD STREET EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

1. SECURITIES VALUATION

The Shepherd Street Equity Fund's (the "Fund") common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors. Factors in determining portfolio investments subject to fair value determination are as follows: (1) securities and other investments for which market quotations are not readily available at the valuation time on a particular business day (including any security or other investment for which there is a short and temporary lapse in the provision of prices by any reliable pricing source); (2) securities and other investments for which, in the judgment of the Advisor, the prices or values available do not represent fair value of the instrument (factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; and actions of the securities or futures markets, such as the suspension or limitation of trading); and (3) securities and other investments determined to be illiquid in accordance with the Fund's Liquidity Procedures. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2005:

         Cost of portfolio of investments             $ 25,241,664
                                                      ============

         Gross unrealized appreciation                $  5,193,498
         Gross unrealized depreciation                  (1,125,834)
                                                      ------------

         Net unrealized appreciation                  $  4,067,664
                                                      ============

The difference between the federal income tax cost of portfolio of investments and the financial statement cost is due to the tax deferral of losses on wash sales.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Shepherd Street Funds, Inc.
             ----------------------------------------------------------





By (Signature and Title)*    /s/ David B. Rea
                           -------------------------------------------

                           David B. Rea, President

Date          August 16, 2005
      ---------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ David B. Rea
                           -------------------------------------------

                            David B. Rea, President

Date          August 16, 2005
      ---------------------------------


By (Signature and Title)*    /s/ Jeffrey C. Howard
                           -------------------------------------------

                           Jeffrey C. Howard, Treasurer

Date         August 16, 2005
      ---------------------------------


* Print the name and title of each signing officer under his or her signature.